Licenses And Concession Payables (Detail) - BRL BRL in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	BRL 918,537	BRL 1,361,940
Licenses and concessions payable, current	911,930	675,965
Licenses and concessions payable, non current	6,607	685,975
SMP
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	905,601	1,238,209
STFC Concessions
Accounts Payable and Accrued Liabilities [Line Items]
Licenses and concessions payable	BRL 12,936	BRL 123,731